Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Operating activities
Net income (loss) for the period	$ (2,880,886)	$ 5,837,809	$ (2,164,454)	$ (6,402,277)	$ (31,321,791)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (note 10)	(54,735)	534,528	1,411,657	1,730,308	1,047,388
Depreciation expense	78,457	56,425	106,808	239,904	123,956
Change in fair value of warrant liability	(3,454,008)	(10,475,376)	(10,503,941)	(12,300,453)	18,843,947
Accretion expense			118,388		359,267
Financing costs			360,000		30,000
Loss on loan extinguishment					9,407
Imputed interest expense on lease liability (note 8)	1,317	4,210	10,038	12,696	27,062
Foreign exchange loss (gain)	(27,920)	(42,553)
Foreign exchange loss (gain) on re-translation of lease (Note 8)	718	2,015	13,334	2,165	(10,766)
Loss on debt settlement		56,146	875,861	56,146	1,056,296
Amortization of EPA discount	138,427
Loss on fair value of convertible debt derivatives	73,469
Imputed interest expense on convertible debentures	468,116
Loss on private placement			940,290
Share issuance costs			947,156
Changes in operating assets and liabilities:
Accounts receivable	(56,577)	(23,184)	(21,340)	(12,598)	(35,828)
Prepaid mine acquisition costs				(260,463)
Prepaid finance costs	(524,674)			(393,640)
Prepaid expenses	63,482	1,278	(274,211)	76,112	(67,542)
Accounts payable	(383,159)	(533,471)	(1,775,211)	(128,774)	1,403,873
Accrued liabilities	1,545,801	550,235	(549,489)	787,363	300,211
EPA water treatment payable			826,662	1,974,656	1,019,878
Accrued EPA/IDEQ water treatment	75,000		3,000,000	3,000,000	3,000,000
EPA cost recovery payable	(2,000,000)				(11,117)
Interest payable	97,493		197,727	246,702	278,545
Net cash used in operating activities	(6,839,679)	(4,031,935)	(6,480,725)	(11,372,153)	(3,947,214)
Investing activities
Deposit on plant	(500,000)
Land purchase	(202,000)
Bunker Hill mine purchase	(5,524,322)
Deposit on mining interest			(2,000,000)
Purchase of machinery and equipment	(153,350)		(280,701)	(94,693)	(219,528)
Net cash used in investing activities	(6,379,672)		(2,280,701)	(94,693)	(219,528)
Financing activities
Proceeds from convertible debentures	14,000,000
Proceeds from issuance of shares, net of issue costs		6,008,672	13,315,538	6,013,439	2,428,530
Proceeds from subscriptions received	1,775,790
Proceeds from warrants exercised					417,006
Shares to be issued					549,363
Lease payments	(32,422)	(32,000)	(61,504)	(129,191)	(120,690)
Proceeds from promissory note			840,000	2,500,000	1,084,536
Repayment of promissory note			(1,825,920)		(158,094)
Net cash provided by financing activities	15,743,368	5,976,672	12,268,114	8,384,248	4,200,651
Net change in cash	2,524,017	1,944,737	3,506,688	(3,082,598)	33,909
Cash, beginning of period	486,063	3,568,661	61,973	3,568,661	28,064
Cash, end of period	3,010,080	5,513,398	3,568,661	486,063	61,973
Non-cash activities
Units issued to settle accrued liabilities		$ 188,607	1,085,115	188,146	717,673
Common stock issued to settle convertible loan			$ 1,600,000		$ 300,000